Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data

Note 15: - Quarterly Financial Data (Unaudited)

Quarterly results of operations for the years ended December 31 are summarized below (in thousands, except per share amounts):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2012
Net sales	$45,861	$46,314	$44,288	$46,187
Income from operations	10,464	10,903	5,569	7,476
Net income (loss)	10,133	10,657	(31,865)	(35,812)
Basic and diluted earnings (loss) per share	0.32	0.33	(0.87)	(0.84)

2011
Net sales	$37,875	$40,056	$37,084	$37,702
Income from operations	9,256	9,424	6,845	7,088
Net income	8,969	9,116	6,602	6,673
Basic and diluted earnings per share	0.28	0.28	0.21	0.21